Fair Value Measurements - Schedule of Change in Convertible Preferred Stock Warrants Liability (Details) - BOLT THREADS, INC. [Member] - Convertible preferred stock warrants liability [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Change in Convertible Preferred Stock Warrants Liability [Line Items]
Balance	$ 330	$ 1,227
Change in estimated fair value	(127)	(1,032)
Convertible preferred stock warrants issued		135
Balance	$ 203	$ 330